Non-Covered Loans and Allowance for Non-Covered Loan Losses (Details 5) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	$ 3,714,837	$ 3,514,646	$ 3,152,396
Non-covered loans
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	3,714,837	3,514,646	3,152,396
Non-covered loans | PCI loans
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	60,787	100,392	166,780
Non-covered loans | Secured
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	1,583,882	1,531,967	1,551,532
Non-covered loans | Secured | PCI loans
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	21,086	35,372	67,967
Non-covered loans | Unsecured
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	97,773	105,299	108,761
Non-covered loans | Unsecured | PCI loans
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	388	1,444	3,419
Non-covered loans | Secured by commercial properties
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	1,127,043	1,081,016	924,303
Non-covered loans | Secured by commercial properties | PCI loans
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	23,917	36,255	55,519
Non-covered loans | Secured by residential properties
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	459,492	376,237	260,611
Non-covered loans | Secured by residential properties | PCI loans
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	2,304	2,995	6,728
Non-covered loans | Residential construction loan
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	70,456	65,079	48,169
Non-covered loans | Residential construction loan | PCI loans
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans			708
Non-covered loans | Commercial construction loans and land development
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	321,155	299,472	232,314
Non-covered loans | Commercial construction loans and land development | PCI loans
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	10,003	19,817	32,362
Non-covered loans | Consumer
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	55,036	55,576	26,706
Non-covered loans | Consumer | PCI loans
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	3,089	4,509	77
Non-covered loans | Bank
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Loans past Due 30-59 Days	18,838	4,398	9,463
Loans past Due 60-89 Days	2,081	1,263	449
Loans past Due 90 Days or More	2,157	1,861	2,131
Total Past Due Loans	23,076	7,522	12,043
Current Loans	3,630,974	3,406,732	2,973,573
Total loans	3,714,837	3,514,646	3,152,396
Accruing Loans Past Due 90 Days or More	1	534	2,000
Non-covered loans | Bank | PCI loans
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	60,787	100,392	166,780
Non-covered loans | Bank | Secured
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Loans past Due 30-59 Days	14,705	2,171	7,844
Loans past Due 60-89 Days	891	277	348
Loans past Due 90 Days or More	1,690	1,354	2,131
Total Past Due Loans	17,286	3,802	10,323
Current Loans	1,545,510	1,492,793	1,473,242
Total loans	1,583,882	1,531,967	1,551,532
Accruing Loans Past Due 90 Days or More	1	272	2,000
Non-covered loans | Bank | Secured | PCI loans
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	21,086	35,372	67,967
Non-covered loans | Bank | Unsecured
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Loans past Due 30-59 Days	236	333	3
Loans past Due 60-89 Days	45	9
Loans past Due 90 Days or More		60
Total Past Due Loans	281	402	3
Current Loans	97,104	103,453	105,339
Total loans	97,773	105,299	108,761
Accruing Loans Past Due 90 Days or More		59
Non-covered loans | Bank | Unsecured | PCI loans
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	388	1,444	3,419
Non-covered loans | Bank | Secured by commercial properties
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Loans past Due 30-59 Days		192	714
Loans past Due 90 Days or More		132
Total Past Due Loans		324	714
Current Loans	1,103,126	1,044,437	868,070
Total loans	1,127,043	1,081,016	924,303
Non-covered loans | Bank | Secured by commercial properties | PCI loans
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	23,917	36,255	55,519
Non-covered loans | Bank | Secured by residential properties
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Loans past Due 30-59 Days	482	1,045	755
Loans past Due 60-89 Days	1,090	36	101
Loans past Due 90 Days or More	467	203
Total Past Due Loans	2,039	1,284	856
Current Loans	455,149	371,958	253,027
Total loans	459,492	376,237	260,611
Accruing Loans Past Due 90 Days or More		203
Non-covered loans | Bank | Secured by residential properties | PCI loans
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	2,304	2,995	6,728
Non-covered loans | Bank | Residential construction loan
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Loans past Due 30-59 Days	2,176	415
Total Past Due Loans	2,176	415
Current Loans	68,280	64,664	47,461
Total loans	70,456	65,079	48,169
Non-covered loans | Bank | Residential construction loan | PCI loans
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans			708
Non-covered loans | Bank | Commercial construction loans and land development
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Loans past Due 30-59 Days	998	41	63
Loans past Due 60-89 Days		881
Loans past Due 90 Days or More		112
Total Past Due Loans	998	1,034	63
Current Loans	310,154	278,621	199,889
Total loans	321,155	299,472	232,314
Non-covered loans | Bank | Commercial construction loans and land development | PCI loans
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	10,003	19,817	32,362
Non-covered loans | Bank | Consumer
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Loans past Due 30-59 Days	241	201	84
Loans past Due 60-89 Days	55	60
Total Past Due Loans	296	261	84
Current Loans	51,651	50,806	26,545
Total loans	55,036	55,576	26,706
Non-covered loans | Bank | Consumer | PCI loans
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	$ 3,089	$ 4,509	$ 77